Assets and Liabilities Held for Sale - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 22, 2020	Dec. 31, 2020
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Base Consideration on transfer of equity interest	¥ 40,886
Estimated date of completion of transaction	April 2021
Assets held for sale		¥ 42,615
Liabilities directly associated with the assets held for sale		9,956
Property, plant and equipment [member]
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Liabilities directly associated with the assets held for sale		41,158
Short Term And Long Term Borrowings [Member]
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Liabilities directly associated with the assets held for sale		6,500
Accounts Payable And Other Payables [Member]
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Liabilities directly associated with the assets held for sale		¥ 3,291
Petro China Beijing Gas Pipeline Co Ltd [Member]
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Percentage of sale of equity interest in target companies	60.00%
Petro China Dalian LNG Company Limited [Member]
Disclosure Of Disposal Groups Classified As Held For Sale [Line Items]
Percentage of sale of equity interest in target companies	75.00%